CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bank loans		$ 859
Bank overdrafts	$ 6	5	$ 11
Corporate bond	1,510	993
Private Placement Notes	1,160	1,285
Lease liabilities	210	210
Total borrowings	2,886	3,352
Discounted amount	196	197
In one year
Disclosure of detailed information about borrowings [line items]
Bank loans		305
Bank overdrafts	6	5
Private Placement Notes	105	125
Lease liabilities	49	56
Total borrowings	160	491
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank loans		554
Private Placement Notes	430	105
Lease liabilities	42	33
Total borrowings	472	692
Between two and three years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes		430
Lease liabilities	32	33
Total borrowings	32	463
Between three and four years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	75
Lease liabilities	24	23
Total borrowings	99	23
Between four and five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	140	75
Lease liabilities	18	18
Total borrowings	158	93
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,510	993
Private Placement Notes	410	550
Lease liabilities	45	47
Total borrowings	$ 1,965	$ 1,590